Investment Information (Tables) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Investment Funds	. At December 31, 2025, investment funds offered by the Plan included the following nationally traded mutual funds and commingled funds:

Mutual Fund	Commingled Funds
Dodge & Cox Stock Fund	Boston Trust SMID Cap Fund
BTC ACWI ex-US IMI Index Fund
BTC Equity Index Fund
BTC Lifepath Retirement
BTC Lifepath 2030
BTC Lifepath 2035
BTC Lifepath 2040
BTC Lifepath 2045
BTC Lifepath 2050
BTC Lifepath 2055
BTC Lifepath 2060
BTC Lifepath 2065
BTC Russell 2500 Index Fund
BTC US Debt Index NL Fund
Eaton Vance Collective Investment Trust High Yield Fund
Fidelity Growth Company Pool
LS Core Plus Trust Fund Class B
MFS Institutional International Equity Fund

Schedule of Investment Information
The synthetic guaranteed investment contracts in the JP Morgan Stable Asset Fund as of December 31, 2025 and 2024 are summarized below:

	Major Credit Rating	Investments at Contract Value
December 31, 2025
Transamerica Premier Life Insurance Company	A+	$10,735,080
Pacific Life Insurance Company	A+	10,747,737
Voya Insurance and Annuity Co.	A+	10,753,431
Metropolitan Life Insurance Company	A+	10,753,100
All Contracts		$42,989,348

December 31, 2024
Transamerica Premier Life Insurance Company	A+	$11,621,469
Pacific Life Insurance Company	AA-	11,632,705
Voya Insurance and Annuity Co.	A+	11,637,702
Metropolitan Life Insurance Company	AA-	11,636,845
All Contracts		$46,528,721